DELAWARE GROUP® EQUITY FUNDS IV
Delaware Global Equity Fund
Delaware Mid Cap Growth Equity Fund
Delaware Small Cap Growth Fund

DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS
Delaware International Equity Fund (formerly, Delaware International Value Equity Fund)

DELAWARE GROUP INCOME FUNDS
Delaware High-Yield Opportunities Fund

IVY FUNDS
Delaware Global Equity Fund II (formerly, Delaware Global Value Equity Fund)
Delaware Ivy Accumulative Fund
Delaware Ivy Core Bond Fund
Delaware Ivy Government Securities Fund
Delaware Ivy High Yield Fund
Delaware International Equity Fund II (formerly, Delaware Ivy International Value Fund)
Delaware Ivy Total Return Bond Fund
Delaware Ivy Value Fund

VOYAGEUR INTERMEDIATE TAX FREE FUNDS
Delaware Tax-Free Minnesota Intermediate Fund

VOYAGEUR MUTUAL FUNDS III
Delaware Select Growth Fund

(each a “Fund” and together, the “Funds”)

Supplement to the Funds’ Summary and Statutory Prospectuses and
Statements of Additional Information, as amended

Upcoming Information Statement

On January 16, 2024, the Board of Trustees of the Ivy Funds approved the Agreement and Plan of Reorganization (the “Agreement”) between each Fund listed in the table below (an “Acquired Fund”) and the corresponding Fund shown in the table below (an “Acquiring Fund”) that provides for the reorganization of each Acquired Fund with and into its corresponding Acquiring Fund as shown in the table below (each, a “Reorganization” and together, the “Reorganizations”):

Acquired Funds/Classes	Acquiring Funds/Classes
Delaware Ivy Total Return Bond Fund, a series of Ivy Funds	Delaware Ivy Global Bond Fund, a series of Ivy Funds
Class A	Class A
Class C	Class C
Class I	Class I
Class R6	Class R6

Delaware Ivy High Yield Fund, a series of Ivy Funds	Delaware Ivy High Income Fund, a series of Ivy Funds
Class A	Class A
Class I	Class I
Class R6	Class R6

The Agreement provides for: (a) the acquisition of all of the assets and assumption of all of the liabilities of each Acquired Fund by the corresponding Acquiring Fund in exchange for shares of the Acquiring Fund; (b) the distribution of such shares to the shareholders of the Acquired Fund; and (c) the liquidation and termination of the Acquired Fund.

It is anticipated that each Acquired Fund’s shareholders will receive a prospectus/information statement in late February 2024, providing them with information about the applicable Reorganization and Acquiring Fund. The Reorganizations are expected to take place on or about April 26, 2024 (“Reorganization Date”). The Reorganization Date may also be delayed or occur sooner if unforeseen or unusual circumstances arise or if otherwise determined by an officer of the applicable Acquired Fund and Acquiring Fund to be necessary or appropriate.

Effective 10 business days from the date of this Supplement, contingent deferred sales charges will be waived on redemptions from the Acquired Funds through the Reorganization Date.

Effective one week before the Reorganization Date, each Acquired Fund will close to purchases and exchanges into the Acquired Fund, for both new investors and existing shareholders. Reinvested dividends, capital gains and automatic investment plan purchases may continue until the Reorganization Date.

Prior to the closing of each Reorganization, each Acquired Fund will distribute to its shareholders, in one or more distributions, all of its income and gains (net of available capital loss carryovers) not previously distributed for taxable years ending on or prior to the Reorganization Date.

PLEASE REVIEW THE PROSPECTUS/INFORMATION STATEMENT FOR MORE INFORMATION ABOUT THE ACQUIRING FUNDS AND THE REORGANIZATIONS.

Upcoming Prospectus/Proxy Statement

On January 16, 2024, the Boards of Trustees of Ivy Funds, Delaware Group Equity Funds II, Voyageur Mutual Funds III, Delaware Group Equity Funds IV, Delaware Group Global & International Funds, Delaware Group Adviser Funds, Delaware Group Income Funds, Delaware Group Limited-Term Government Funds,  Voyageur Intermediate Tax Free Funds, and Voyageur Tax Free Funds, as applicable, approved an Agreement and Plan of Reorganization (the “Agreement”) between each Fund listed in the table below (an “Acquired Fund”) and the corresponding Fund shown in the table below (an “Acquiring Fund”) that provides for the reorganization of each Acquired Fund with and into its corresponding Acquiring Fund as shown in the table below (each, a “Reorganization” and together, the “Reorganizations”):

Acquired Funds/Classes	Acquiring Funds/Classes
Delaware Ivy Value Fund, a series of Ivy Funds	Delaware Value Fund, a series of Delaware Group Equity Funds II
Class A	Class A
Class C	Class C
Class I	Institutional Class
Class R6	Class R6
Class R	Class R
Class Y	Class A

Delaware Ivy Accumulative Fund, a series of Ivy Funds	Delaware Ivy Large Cap Growth Fund, a series of Ivy Funds
Class A	Class A
Class C	Class C

Acquired Funds/Classes	Acquiring Funds/Classes
Class I	Class I

Delaware Select Growth Fund, a series of Voyageur Mutual Funds III	Delaware Ivy Large Cap Growth Fund, a series of Ivy Funds
Class A	Class A
Class C	Class C
Institutional Class	Class I
Class R	Class R

Delaware Mid Cap Growth Equity Fund, a series of Delaware Group Equity Funds IV	Delaware Ivy Mid Cap Growth Fund, a series of Ivy Funds
Class A	Class A
Class C	Class C
Institutional Class	Class I
Class R	Class R
Class R6	Class R6

Delaware Small Cap Growth Fund, a series of Delaware Group Equity Funds IV	Delaware Ivy Small Cap Growth Fund, a series of Ivy Funds
Class A	Class A
Class C	Class C
Institutional Class	Class I
Class R	Class R

Delaware International Equity Fund, a series of Delaware Group Global & International Funds	Delaware Ivy International Core Equity Fund, a series of Ivy Funds
Class A	Class A
Class C	Class C
Institutional Class	Class I
Class R	Class R
Class R6	Class R6

Delaware Global Equity Fund II, a series of Ivy Funds	Delaware Ivy Global Growth Fund, a series of Ivy Funds
Class A	Class A
Class C	Class C
Class I	Class I
Class R	Class R
Class R6	Class R6
Class Y	Class Y

Delaware Global Equity Fund, a series of Delaware Group Equity Funds IV	Delaware Ivy Global Growth Fund, a series of Ivy Funds
Class A	Class A
Institutional Class	Class I
Class R6	Class R6

Delaware International Equity Fund II, a series of Ivy Funds	Delaware Ivy International Core Equity Fund, a series of Ivy Funds
Class A	Class A
Class C	Class C

Acquired Funds/Classes	Acquiring Funds/Classes
Class I	Class I
Class R	Class R
Class R6	Class R6
Class Y	Class Y

Delaware Ivy Core Bond Fund, a series of Ivy Funds	Delaware Diversified Income Fund, a series of Delaware Group Adviser Funds
Class A	Class A
Class C	Class C
Class I	Institutional Class
Class R	Class R
Class R6	Class R6
Class Y	Class A

Delaware High-Yield Opportunities Fund, a series of Delaware Group Income Funds	Delaware Ivy High Income Fund, a series of Ivy Funds
Class A	Class A
Class C	Class C
Institutional Class	Class I
Class R	Class R
Class R6	Class R6

Delaware Ivy Government Securities Fund, a series of Ivy Funds	Delaware Limited-Term Diversified Income Fund, a series of Delaware Group Limited-Term Government Funds
Class A	Class A
Class C	Class C
Class I	Institutional Class
Class R6	Class R6

Delaware Tax-Free Minnesota Intermediate Fund, a series of Voyageur Intermediate Tax Free Funds	Delaware Tax-Free Minnesota Fund, a series of Voyageur Tax Free Funds
Class A	Class A
Class C	Class C
Institutional Class	Institutional Class

The Agreement provides for: (a) the acquisition of all of the assets and assumption of all of the liabilities of each Acquired Fund by the corresponding Acquiring Fund in exchange for shares of the Acquiring Fund; (b) the distribution of such shares to the shareholders of the Acquired Fund; and (c) the liquidation and termination of the Acquired Fund.

The Agreement is subject to the approval of applicable Acquired Fund shareholders at a special shareholder meeting currently anticipated to be held on March 25, 2024.  Shareholders of each Acquired Fund will vote separately on the Agreement, and a Reorganization will be effected only if that Acquired Fund’s shareholders approve the Agreement.  If the Agreement is approved by the applicable Acquired Fund’s shareholders and certain conditions required by the Agreement are satisfied or waived, each Reorganization is expected to take place on or about April 26, 2024 (“Reorganization Date”). The Reorganization Date may also be delayed or occur sooner if unforeseen or unusual circumstances arise or if otherwise determined by an officer of the applicable Acquired Fund and Acquiring Fund to be necessary or appropriate. The costs related to the Reorganizations will be borne by the Acquired Funds, Acquiring Funds and Delaware Management Company.

No shareholder action is necessary at this time. More detailed information about the Reorganizations will be provided in a forthcoming proxy statement/prospectus that will be mailed to you in late February 2024. When you receive your proxy statement/prospectus, please review it carefully and cast your vote. This Supplement is not a proxy and is not soliciting any proxy, which can only be done by means of a proxy statement.

Effective 10 business days from the date of this Supplement, contingent deferred sales charges will be waived on redemptions from the Acquired Funds through the Reorganization Date.

Effective one week before the Reorganization Date, each Acquired Fund will close to purchases and exchanges into the Acquired Fund, for both new investors and existing shareholders. Reinvested dividends, capital gains and automatic investment plan purchases may continue until the Reorganization Date.

Prior to the closing of each Reorganization, each Acquired Fund will distribute to its shareholders, in one or more distributions, all of its income and gains (net of available capital loss carryovers) not previously distributed for taxable years ending on or prior to the Reorganization Date.

Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in a Fund or acting on a distribution check.

Delaware Management Company is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Please keep this Supplement for future reference.

This Supplement is dated January 17, 2024.

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